Financial instruments - Financial liabilities at fair value through profit or loss (Details) - Financial liabilities at fair value through profit and loss category - GBP (£) £ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Financial instruments
Carrying Value	£ 240,480	£ 524,676
Fair Value	240,480	524,676
Convertible senior secured notes
Financial instruments
Carrying Value	239,776	524,242
Fair Value	239,776	524,242
Warrant liabilities
Financial instruments
Carrying Value	704	434
Fair Value	£ 704	£ 434